RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Revenue
Music Circus Co.	—	—	135,890	943
Cost of revenue
Music Circus Co.	—	—	30,977	215
Selling and marketing expenses
Music Circus Co.	—	—	7,331	51

Capital contribution from the shareholder	—	30,000	379,364	2,631

Related party balances consist of the following:

	As of June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Accounts receivable
Music Circus Co.	—	—	107	1
Accounts payable
Music Circus Co.	—	—	12,900	89
Amount due to a related party
Music Circus Co.	—	—	26,629	185

SCHEDULE OF KEY MANAGEMENT PERSONNEL

Compensation for key management personnel for the years ended June 30, 2023, 2024 and 2025 is presented as follows:

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Salaries and other short-term employee benefits	109,411	98,937	110,282	765